Loans and borrowings - Movement of net financial debt (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net financial debt explanatory [Line Items]
Cash flow	$ 9,467,598	$ (1,993,450)	$ 764,014
Exchange difference Recognized in profit or loss	330,002	346,774	40,639
Financial cost registered to projects	(4,431,648)	(3,929,791)	(3,334,469)
Financial income (expense) recognized in profit or loss	(3,698,054)	(2,481,587)	(1,670,494)
Effect of business combination (Note 12) (2)		(43,991)
Cash and equivalents [Member]
Disclosure of net financial debt explanatory [Line Items]
Begining Balance	5,082,308	7,075,758
Cash flow	3,992,936	(1,971,156)
Exchange difference Recognized in profit or loss	491,428	(22,294)
Exchange difference Recognized in other comprehensive income	0	0
Financial cost registered to projects	0	0
Financial income (expense) recognized in profit or loss	0	0
Foreign currency translation	0	0
Valuation recognized in results and OCI	0
Uploading index	0
Effect of business combination (Note 12) (2)	4,983,234	0
Other movements that do not generate cash flow	0	0
Ending Balance	14,549,906	5,082,308	7,075,758
Other financial assets [Member]
Disclosure of net financial debt explanatory [Line Items]
Begining Balance	3,071,659	4,979,292
Cash flow	(1,317,936)	(2,107,856)
Exchange difference Recognized in profit or loss	76,085	38,701
Exchange difference Recognized in other comprehensive income	0	0
Financial cost registered to projects	0	0
Financial income (expense) recognized in profit or loss	7,431	43,948
Foreign currency translation	55,306	42,529
Valuation recognized in results and OCI	(1,632)
Uploading index	0
Effect of business combination (Note 12) (2)	1,093,941	0
Other movements that do not generate cash flow	(50,120)	75,045
Ending Balance	2,934,734	3,071,659	4,979,292
Loans and borrowings [Member]
Disclosure of net financial debt explanatory [Line Items]
Begining Balance	(46,731,754)	(38,239,139)
Cash flow	(9,729,667)	(6,105,296)
Exchange difference Recognized in profit or loss	(810,358)	747,744
Exchange difference Recognized in other comprehensive income	(6,113,502)	(722,458)
Financial cost registered to projects	(255,708)	(255,372)
Financial income (expense) recognized in profit or loss	(3,095,224)	(2,386,537)
Foreign currency translation	(821,889)	(175,885)
Uploading index	(85,652)
Effect of business combination (Note 12) (2)	(27,458,935)	528,981
Other movements that do not generate cash flow	41,761	(123,792)
Ending Balance	(95,060,928)	(46,731,754)	(38,239,139)
Net financial debt [Member]
Disclosure of net financial debt explanatory [Line Items]
Begining Balance	(38,577,787)	(26,184,089)
Cash flow	(7,054,667)	(10,184,308)
Exchange difference Recognized in profit or loss	(242,845)	764,151
Exchange difference Recognized in other comprehensive income	(6,113,502)	(722,458)
Financial cost registered to projects	(255,708)	(255,372)
Financial income (expense) recognized in profit or loss	(3,087,793)	(2,342,589)
Foreign currency translation	(766,583)	(133,356)
Valuation recognized in results and OCI	(1,632)
Uploading index	(85,652)
Effect of business combination (Note 12) (2)	(21,381,760)	528,981
Other movements that do not generate cash flow	(8,359)	(48,747)
Ending Balance	(77,576,288)	$ (38,577,787)	$ (26,184,089)
Loans and financing, lease liabilities [Member]
Disclosure of net financial debt explanatory [Line Items]
Effect of business combination (Note 12) (2)	255,503
Loans and financing [member]
Disclosure of net financial debt explanatory [Line Items]
Effect of business combination (Note 12) (2)	$ 27,203,432